Stock-Based Compensation Expense (Details) - Schedule of weighted average fair value of each grant estimated on grant date - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average fair value of each grant estimated on grant date [Abstract]
Fair value of common stock (in Dollars)	$ 2.78	$ 0.23
Expected term (in years)	6 years 1 month 24 days	6 years
Risk-free rate	0.95%	0.68%
Expected volatility	51.00%	29.34%
Dividend yield	0.00%	0.00%